Revenue (Tables)	12 Months Ended
Feb. 28, 2026
Revenue from Contract with Customer [Abstract]
Schedule of revenue

	For the Year Ended February 28, 2026	For the Year Ended February 28, 2025
Telecommunication Products & Services	$23,937,558	$35,396,655
Marketplace Platform & Digital Commerce Infrastructure Solutions	25,037	80,592
Advanced Technology & Platform Solutions	141,886	188,576
Data & Analytics Platform Solutions	27,780	(58,209)
	$24,132,261	$35,607,614